Concentration of Credit Risk - Schedule of Single Suppliers Total Purchase (Details) - Supplier Concentration Risk [Member] - Total Purchase [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Supplier A [Member]
Percentage of the Group’s total purchase
Total purchase, Amount	$ 8,399,124	$ 14,630,821		$ 23,547,294
Total purchase, Percentage	21.50%	24.40%		37.60%
Supplier B [Member]
Percentage of the Group’s total purchase
Total purchase, Amount	$ 7,215,198		[1]	$ 12,974,197
Total purchase, Percentage	18.50%		[1]	20.70%
Supplier C [Member]
Percentage of the Group’s total purchase
Total purchase, Amount	$ 6,266,499		[1]	$ 9,303,874
Total purchase, Percentage	16.10%		[1]	14.90%
Supplier D [Member]
Percentage of the Group’s total purchase
Total purchase, Amount	$ 5,044,067		[1]	$ 7,999,350
Total purchase, Percentage	12.90%		[1]	12.80%
Supplier E [Member]
Percentage of the Group’s total purchase
Total purchase, Amount	$ 4,613,168
Total purchase, Percentage	11.80%

[1]	represent percentage less than 10%